                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No. 44                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     File No. 811-4165

     Amendment No. 46                                              [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering: February 1, 2008

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 2008 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on(date)pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 1, 2008

AMERICAN CENTURY INVESTMENTS
Prospectus

Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities and their equivalents. Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

     [GRAPHIC OF TRIANGLE]

     DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH
     AS NOTES, BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

                                      PRIMARY
                    FUND              INVESTMENTS           PRINCIPAL RISKS
------------------------------------------------------------------------------
Shorter Term        Target 2010       Zero-coupon           Lowest interest
Less Volatile                         U.S. Treasury         rate risk
                                      securities*
                    ----------------------------------------------------------
                    Target 2015       Zero-coupon           Medium interest
                                      U.S. Treasury         rate risk
                                      securities*
                    ----------------------------------------------------------
                    Target 2020       Zero-coupon           High interest
                                      U.S. Treasury         rate risk
                                      securities*
                    ----------------------------------------------------------
Longer Term         Target 2025       Zero-coupon           Highest interest
More Volatile                         U.S. Treasury         rate risk
                                      securities*
------------------------------------------------------------------------------
                   *INCLUDING ZERO-COUPON U.S. TREASURY EQUIVALENTS.

Each fund is managed to mature in the year identified in its name; therefore each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices.

Each fund will be liquidated near the end of its target maturity year.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage
Association (Ginnie Mae), are supported by the full faith and credit of the U.S.
government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie
Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal
Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
     INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
     (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
9.

------
2

FUND PERFORMANCE HISTORY

TARGET 2010 FUND, TARGET 2015 FUND,
TARGET 2020 FUND, TARGET 2025 FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' other class of shares will differ from those shown in the chart, depending on the expenses of that class.

TARGET 2010 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Target 2010                  11.97% (3Q 2002)               -5.42% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2015 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Target 2015                  15.81% (3Q 2002)                -6.67% (1Q 1999)
--------------------------------------------------------------------------------

------
3

TARGET 2020 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Target 2020                  17.75% (3Q 2002)                -8.38% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2025 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Target 2025                  20.36% (3Q 2002)               -9.68% (1Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' other share class calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

------
4

returns depend on an investor's tax situation and may differ from those shown.
After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the other share class will vary.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2007    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Target 2010

Return Before Taxes                              8.39%     3.95%      6.41%

Return After Taxes on Distributions              6.66%     1.98%      4.16%

Return After Taxes on Distributions              5.71%     2.33%      4.21%
and Sale of Fund Shares

11/15/2010 STRIPS Issue(1)                       9.19%     4.20%      6.94%
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.16%
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2015

Return Before Taxes                              10.09%    5.99%      7.30%

Return After Taxes on Distributions              8.45%     4.04%      5.22%

Return After Taxes on Distributions              6.54%     4.05%      5.05%
and Sale of Fund Shares

11/15/2015 STRIPS Issue(1)                       10.46%    6.06%      7.79%
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.16%
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2020

Return Before Taxes                              9.55%     7.10%      7.68%

Return After Taxes on Distributions              7.62%     5.02%      4.29%

Return After Taxes on Distributions              6.58%     5.00%      4.73%
and Sale of Fund Shares

11/15/2020 STRIPS Issue(1)                       9.91%     7.12%      8.17%
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.16%
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2025

Return Before Taxes                              9.43%     8.00%      8.24%

Return After Taxes on Distributions              7.42%     5.59%      5.60%

Return After Taxes on Distributions              6.09%     5.71%      5.65%
and Sale of Fund Shares

Fund benchmark(1)(2)                             9.72%     7.92%      8.55%
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.16%
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(2)  THE BENCHMARK WAS AN 8/15/2025 STRIPS ISSUE FROM INCEPTION THROUGH
     JANUARY 1998, WHEN IT WAS CHANGED TO AN 11/15/2025 STRIPS ISSUE.

------
5

ADVISOR CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2007    1 YEAR    5 YEARS    CLASS(1)
------------------------------------------------------------------------------
Target 2010

Return Before Taxes                              8.12%     3.69%      5.23%

11/15/2010 STRIPS Issue(2)                       9.19%     4.20%      5.94%(3)
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      6.43%(3)
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
------------------------------------------------------------------------------
Target 2015

Return Before Taxes                              9.82%     5.72%      8.10%

11/15/2015 STRIPS Issue(2)                       10.46%    6.06%      9.04%(4)
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.87%(4)
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
------------------------------------------------------------------------------
Target 2020

Return Before Taxes                              9.26%     6.83%      6.50%

11/15/2020 STRIPS Issue(2)                       9.91%     7.12%      7.28%(3)
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      6.43%(3)
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
------------------------------------------------------------------------------
Target 2025

Return Before Taxes                              9.16%     7.73%      7.61%

11/15/2025 STRIPS Issue(2)                       9.72%     7.92%      8.33%(5)
   (reflects no deduction
   for fees, expenses or taxes)

Merrill Lynch 10+ Year                           9.90%     5.64%      7.07%(5)
Treasury Total Return Index
   (reflects no deduction
   for fees, expenses or taxes)
------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: TARGET 2010: OCTOBER
     20, 1998; TARGET 2015: JULY 23, 1999; TARGET 2020: OCTOBER 19, 1998; AND
     TARGET 2025: JUNE 1, 1998. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS
     THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE JULY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE MAY 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

------
6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Investor Class (all funds)
--------------------------------------------------------------------------------
  Maximum Account Maintenance Fee                                        $25(1)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                    TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE       OTHER         FUND OPERATING
                    FEE(2)        (12B-1) FEES(3)   EXPENSES(4)   EXPENSES
--------------------------------------------------------------------------------
Target 2010
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(5)      0.25%(6)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2015
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(5)      0.25%(6)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2020
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(5)      0.25%(6)          0.01%        0.82%
--------------------------------------------------------------------------------
Target 2025
  Investor Class    0.56%         None              0.01%        0.57%
--------------------------------------------------------------------------------
  Advisor Class     0.56%(5)      0.25%(6)          0.01%        0.82%
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(2)  THE FUNDS PAY THE ADVISOR A SINGLE UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEES SHOWN
     ARE BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE
     RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 27.

(4)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(5)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUNDS' SHAREHOLDERS EFFECTIVE DECEMBER 3, 2007.

(6)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE DECEMBER 3, 2007.

------
7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Target 2010
  Investor Class         $58            $183            $319            $714
--------------------------------------------------------------------------------
  Advisor Class          $84            $262            $456            $1,014
--------------------------------------------------------------------------------
Target 2015
  Investor Class         $58            $183            $319            $714
--------------------------------------------------------------------------------
  Advisor Class          $84            $262            $456            $1,014
--------------------------------------------------------------------------------
Target 2020
  Investor Class         $58            $183            $319            $714
--------------------------------------------------------------------------------
  Advisor Class          $84            $262            $456            $1,014
--------------------------------------------------------------------------------
Target 2025
  Investor Class         $58            $183            $319            $714
--------------------------------------------------------------------------------
  Advisor Class          $84            $262            $456            $1,014
--------------------------------------------------------------------------------

------
8

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon
U.S. government agency securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon
U.S. Treasury security.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the
U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond's interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Otherwise, the manager will limit purchases of such agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund's assets.

------
9

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

     [GRAPHIC OF TRIANGLE]

     A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED
     RATE OF GROWTH OF THE FUND THAT AN INVESTOR MAY EXPECT FROM THE
     PURCHASE DATE TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

     [GRAPHIC OF TRIANGLE]

     THE ANTICIPATED VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET
     ASSET VALUE AS OF THE FUND'S WEIGHTED AVERAGE MATURITY DATE. IT IS BASED
     ON THE MATURITY VALUES OF THE ZERO-COUPON SECURITIES HELD BY THE FUND.

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years. The AVM for the Advisor Class of each fund will differ from that of the Investor Class, depending on the expenses of that class.

Anticipated Values at Maturity
--------------------------------------------------------------------------------
               9/30/2003    9/30/2004    9/30/2005    9/30/2006    9/30/2007
--------------------------------------------------------------------------------
Target 2010    $105.22      $105.59      $105.62      $105.22      $105.39
--------------------------------------------------------------------------------
Target 2015    $112.88      $113.35      $113.00      $113.48      $113.32
--------------------------------------------------------------------------------
Target 2020    $107.48      $108.07      $108.21      $108.21      $107.97
--------------------------------------------------------------------------------
Target 2025    $117.43      $118.37      $116.83      $116.72      $117.85
--------------------------------------------------------------------------------

     [GRAPHIC OF TRIANGLE]

     THIS TABLE IS DESIGNED TO SHOW THE NARROW RANGES IN WHICH EACH FUND'S
     AVM VARIES OVER TIME. THERE IS NO GUARANTEE THAT A FUND'S AVM WILL
     FLUCTUATE AS LITTLE IN THE FUTURE.

------
10

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The portfolio managers may begin buying traditional coupon-bearing securities consistent with a fund's investment objective and strategy.

*  As a fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.

*  Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders) ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.
Treasury security that matures in the year identified in the fund's name.
However, an investment in the funds involves different risks. A precise forecast of a fund's final maturity value and yield to maturity is not possible.

------
11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

------
12

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 INTEREST RATE RISK      CREDIT RISK(1)      LIQUIDITY RISK(2)
--------------------------------------------------------------------------------
Target 2010      Lowest                  Low                 Low
--------------------------------------------------------------------------------
Target 2015      Medium                  Low                 Low
--------------------------------------------------------------------------------
Target 2020      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2025      Highest                 Low                 Low
--------------------------------------------------------------------------------

(1)  BECAUSE THE FUNDS ALL INVEST PRIMARILY IN ZERO-COUPON U.S. TREASURY
     SECURITIES AND THEIR EQUIVALENTS, THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD BECAUSE THEY ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
13

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the funds. The management fee is calculated daily and paid monthly in arrears. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee")
and (ii) the assets of all funds in the American Century family of funds (the
"Complex Fee"). The statement of additional information contains detailed information about the calculation of the management fee.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST RECENT FISCAL               INVESTOR           ADVISOR
YEAR ENDED SEPTEMBER 30, 2007                       CLASS              CLASS
--------------------------------------------------------------------------------
Target 2010                                         0.56%              0.31%
--------------------------------------------------------------------------------
Target 2015                                         0.56%              0.31%
--------------------------------------------------------------------------------
Target 2020                                         0.56%              0.31%
--------------------------------------------------------------------------------
Target 2025                                         0.56%              0.31%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory contract with the advisor is available in the funds'
report to shareholders dated September 30, 2007.

------
14

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The funds' lead portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

ROBERT V. GAHAGAN
(LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2001. He joined
American Century in February 1983 and became a portfolio manager in January
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the funds since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in
February 2003. He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
15

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
16

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
17

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The funds' Advisor Class shares are intended for purchase by participants in employer-sponsored retirement plans and for persons purchasing shares through
FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
18

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                             No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

------
19

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is

------
20

significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

------
21

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

Each fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by the fund's board or its designee, in accordance with procedures adopted by the fund's board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

     [GRAPHIC OF TRIANGLE]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
     SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

------
23

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the fund's share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

*  cash

*  shares of another American Century mutual fund

------
24

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10% AND    TAX RATE FOR
TYPE OF DISTRIBUTION                  15% BRACKETS            ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                      15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
25

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
26

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds: Investor
Class and Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan.
Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, the Advisor
Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  reverse share split

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' annual report, which is available upon request.

------
28

TARGET 2010 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                       2007      2006      2005      2004      2003
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $90.10    $87.97    $86.70    $84.49    $81.12
                                       ------------------------------------------------
Income From Investment Operations
   Net Investment Income(1)            4.15      4.04      3.85      3.65      3.45

   Net Realized and
   Unrealized Gain (Loss)              0.98      (1.91)    (2.58)    (1.44)    (0.08)
                                       ------------------------------------------------
   Total From Investment Operations    5.13      2.13      1.27      2.21      3.37
                                       ------------------------------------------------
Distributions
   From Net Investment Income          (4.29)    (3.85)    (3.86)    (3.94)    (3.46)

   From Net Realized Gains             (0.24)    (0.44)    (1.58)    (4.52)    (2.20)
                                       ------------------------------------------------
   Total Distributions                 (4.53)    (4.29)    (5.44)    (8.46)    (5.66)
                                       ------------------------------------------------
Reverse Share Split                    4.53      4.29      5.44      8.46      5.66
                                       ------------------------------------------------
Net Asset Value, End of Period         $95.23    $90.10    $87.97    $86.70    $84.49
                                       ================================================

TOTAL RETURN(2)                        5.69%     2.42%     1.47%     2.62%     4.15%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.57%     0.57%     0.58%     0.58%     0.59%

Ratio of Net Investment
Income  to Average Net Assets          4.52%     4.60%     4.39%     4.32%     4.21%

Portfolio Turnover Rate                36%       23%       22%       15%       45%

Net Assets, End of Period
(in thousands)                         $250,527  $215,810  $211,088  $215,621  $262,825
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
29

TARGET 2015 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $77.69    $75.83    $72.10    $67.58    $64.60
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income(1)           3.95      3.70      3.49      3.35      3.09

   Net Realized and
   Unrealized Gain (Loss)             0.15      (1.84)    0.24      1.17      (0.11)
                                      ------------------------------------------------
   Total From Investment Operations   4.10      1.86      3.73      4.52      2.98
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (3.82)    (3.29)    (3.21)    (3.64)    (2.84)

   From Net Realized Gains            -         (0.65)    (1.33)    (2.19)    (0.16)
                                      ------------------------------------------------
   Total Distributions                (3.82)    (3.94)    (4.54)    (5.83)    (3.00)
                                      ------------------------------------------------
Reverse Share Split                   3.82      3.94      4.54      5.83      3.00
                                      ------------------------------------------------
Net Asset Value, End of Period        $81.79    $77.69    $75.83    $72.10    $67.58
                                      ================================================

TOTAL RETURN(2)                       5.28%     2.46%     5.18%     6.69%     4.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.57%     0.57%     0.58%     0.58%     0.59%

Ratio of Net Investment
Income to Average Net Assets          5.01%     4.94%     4.68%     4.92%     4.72%

Portfolio Turnover Rate               21%       15%       9%        12%       17%

Net Assets, End of Period
(in thousands)                        $227,923  $197,387  $199,692  $156,287  $149,266
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
30

TARGET 2020 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $59.03    $58.06    $52.32    $48.19    $46.23
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income(1)           2.78      2.64      2.46      2.34      2.19

   Net Realized and
   Unrealized Gain (Loss)             (0.75)    (1.67)    3.28      1.79      (0.23)
                                      ------------------------------------------------
   Total From Investment Operations   2.03      0.97      5.74      4.13      1.96
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (2.62)    (2.49)    (2.38)    (2.47)    (2.13)

   From Net Realized Gains            (0.29)    (0.55)    (0.97)    (2.63)    (3.37)
                                      ------------------------------------------------
   Total Distributions                (2.91)    (3.04)    (3.35)    (5.10)    (5.50)
                                      ------------------------------------------------
Reverse Share Split                   2.91      3.04      3.35      5.10      5.50
                                      ------------------------------------------------
Net Asset Value, End of Period        $61.06    $59.03    $58.06    $52.32    $48.19
                                      ================================================

TOTAL RETURN(2)                       3.44%     1.66%     10.97%    8.57%     4.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.57%     0.57%     0.58%     0.57%     0.59%

Ratio of Net Investment
Income to Average Net Assets          4.68%     4.65%     4.38%     4.83%     4.68%

Portfolio Turnover Rate               49%       15%       10%       26%       45%

Net Assets, End of Period
(in thousands)                        $199,658  $192,341  $179,410  $173,662  $180,656
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
31

TARGET 2025 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007      2006      2005      2004     2003
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $51.59    $51.07    $43.80    $39.67   $38.95
                                      -----------------------------------------------
Income From Investment Operations
   Net Investment Income(1)           2.28      2.16      1.99      1.90     1.79

   Net Realized and
   Unrealized Gain (Loss)             (1.13)    (1.64)    5.28      2.23     (1.07)
                                      -----------------------------------------------
   Total From Investment Operations   1.15      0.52      7.27      4.13     0.72
                                      -----------------------------------------------
Distributions
   From Net Investment Income         (2.26)    (1.34)    (2.54)    (2.08)   (2.06)

   From Net Realized Gains            -         (0.35)    (6.03)    (2.17)   (2.36)
                                      -----------------------------------------------
   Total Distributions                (2.26)    (1.69)    (8.57)    (4.25)   (4.42)
                                      -----------------------------------------------
Reverse Share Split                   2.26      1.69      8.57      4.25     4.42
                                      -----------------------------------------------
Net Asset Value, End of Period        $52.74    $51.59    $51.07    $43.80   $39.67
                                      ===============================================

TOTAL RETURN(2)                       2.25%     1.02%     16.61%    10.41%   1.85%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.57%     0.57%     0.58%     0.58%    0.59%

Ratio of Net Investment
Income to Average Net Assets          4.43%     4.40%     4.05%     4.74%    4.64%

Portfolio Turnover Rate               29%       13%       26%       24%      22%

Net Assets, End of Period
(in thousands)                        $226,358  $306,433  $191,326  $92,440  $151,701
-------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS ARE CALCULATED BASED ON THE NET
     ASSET VALUE ON THE LAST BUSINESS DAY. THE TOTAL RETURN OF THE CLASSES MAY
     NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT
     OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET
     VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN
     DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE
     CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE
     WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE
     BETWEEN ONE CLASS AND ANOTHER.

------
32

TARGET 2010 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007    2006    2005    2004    2003
----------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $88.41  $86.54  $85.50  $83.53  $80.41
                                      --------------------------------------
Income From Investment Operations
   Net Investment Income(1)           3.85    3.75    3.57    3.39    3.21

   Net Realized and
   Unrealized Gain (Loss)             0.95    (1.88)  (2.53)  (1.42)  (0.09)
                                      --------------------------------------
   Total From Investment Operations   4.80    1.87    1.04    1.97    3.12
                                      --------------------------------------
Distributions
   From Net Investment Income         (4.06)  (3.63)  (3.64)  (3.72)  (3.27)

   From Net Realized Gains            (0.24)  (0.44)  (1.58)  (4.52)  (2.20)
                                      --------------------------------------
   Total Distributions                (4.30)  (4.07)  (5.22)  (8.24)  (5.47)
                                      --------------------------------------
Reverse Share Split                   4.30    4.07    5.22    8.24    5.47
                                      --------------------------------------
Net Asset Value, End of Period        $93.21  $88.41  $86.54  $85.50  $83.53
                                      ======================================

TOTAL RETURN(2)                       5.43%   2.16%   1.21%   2.36%   3.88%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%   0.82%   0.83%   0.83%   0.84%

Ratio of Net Investment
Income to Average Net Assets          4.27%   4.35%   4.14%   4.07%   3.96%

Portfolio Turnover Rate               36%     23%     22%     15%     45%

Net Assets, End of Period
(in thousands)                        $9,308  $5,830  $6,402  $5,096  $3,591
----------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
33

TARGET 2015 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007    2006    2005    2004    2003
----------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $76.33  $74.68  $71.19  $66.89  $64.10
                                      --------------------------------------
Income From Investment Operations
   Net Investment Income(1)           3.70    3.47    3.26    3.15    2.93

   Net Realized and
   Unrealized Gain (Loss)             0.13    (1.82)  0.23    1.15    (0.14)
                                      --------------------------------------
   Total From Investment Operations   3.83    1.65    3.49    4.30    2.79
                                      --------------------------------------
Distributions
   From Net Investment Income         (3.63)  (3.10)  (3.02)  (3.47)  (2.69)

   From Net Realized Gains            -       (0.65)  (1.33)  (2.19)  (0.16)
                                      --------------------------------------
   Total Distributions                (3.63)  (3.75)  (4.35)  (5.66)  (2.85)
                                      --------------------------------------
Reverse Share Split                   3.63    3.75    4.35    5.66    2.85
                                      --------------------------------------
Net Asset Value, End of Period        $80.16  $76.33  $74.68  $71.19  $66.89
                                      ======================================

TOTAL RETURN(2)                       5.01%   2.21%   4.90%   6.43%   4.35%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%   0.82%   0.83%   0.83%   0.84%

Ratio of Net Investment
Income to Average Net Assets          4.76%   4.69%   4.43%   4.67%   4.47%

Portfolio Turnover Rate               21%     15%     9%      12%     17%

Net Assets, End of Period
(in thousands)                        $9,506  $2,300  $1,295  $876    $498
----------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS ARE CALCULATED BASED ON THE NET
     ASSET VALUE ON THE LAST BUSINESS DAY. THE TOTAL RETURN OF THE CLASSES MAY
     NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT
     OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET
     VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN
     DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE
     CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE
     WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE
     BETWEEN ONE CLASS AND ANOTHER.

------
34

TARGET 2020 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007     2006    2005     2004    2003
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $57.93   $57.12  $51.60   $47.65  $45.83
                                      ----------------------------------------
Income From Investment Operations
   Net Investment Income(1)           2.58     2.45    2.29     2.18    2.06

   Net Realized and
   Unrealized Gain (Loss)             (0.74)   (1.64)  3.23     1.77    (0.24)
                                      ----------------------------------------
   Total From Investment Operations   1.84     0.81    5.52     3.95    1.82
                                      ----------------------------------------
Distributions
   From Net Investment Income         (2.47)   (2.35)  (2.25)   (2.35)  (2.02)

   From Net Realized Gains            (0.29)   (0.55)  (0.97)   (2.63)  (3.37)
                                      ----------------------------------------
   Total Distributions                (2.76)   (2.90)  (3.22)   (4.98)  (5.39)
                                      ----------------------------------------
Reverse Share Split                   2.76     2.90    3.22     4.98    5.39
                                      ----------------------------------------
Net Asset Value, End of Period        $59.77   $57.93  $57.12   $51.60  $47.65
                                      ========================================

TOTAL RETURN(2)                       3.18%    1.42%   10.70%   8.29%   3.97%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%    0.82%   0.83%    0.83%   0.84%

Ratio of Net Investment
Income to Average Net Assets          4.43%    4.40%   4.13%    4.57%   4.43%

Portfolio Turnover Rate               49%      15%     10%      26%     45%

Net Assets, End of Period
(in thousands)                        $10,823  $8,635  $10,417  $4,073  $3,048
------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
35

TARGET 2025 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
                                      2007     2006     2005    2004    2003
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $50.57   $50.18   $43.14  $39.18  $38.56
                                      ----------------------------------------
Income From Investment Operations
   Net Investment Income(1)           2.11     2.00     1.84    1.76    1.68

   Net Realized and
   Unrealized Gain (Loss)             (1.11)   (1.61)   5.20    2.20    (1.06)
                                      ----------------------------------------
   Total From Investment Operations   1.00     0.39     7.04    3.96    0.62
                                      ----------------------------------------
Distributions
   From Net Investment Income         (2.13)   (1.21)   (2.43)  (1.97)  (1.97)

   From Net Realized Gains            -        (0.35)   (6.03)  (2.17)  (2.36)
                                      ----------------------------------------
   Total Distributions                (2.13)   (1.56)   (8.46)  (4.14)  (4.33)
                                      ----------------------------------------
Reverse Share Split                   2.13     1.56     8.46    4.14    4.33
                                      ----------------------------------------
Net Asset Value, End of Period        $51.57   $50.57   $50.18  $43.14  $39.18
                                      ========================================

TOTAL RETURN(2)                       1.97%    0.77%    16.33%  10.11%  1.61%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%    0.82%    0.83%   0.83%   0.84%

Ratio of Net Investment
Income  to Average Net Assets         4.18%    4.15%    3.80%   4.49%   4.39%

Portfolio Turnover Rate               29%      13%      26%     24%     22%

Net Assets, End of Period
(in thousands)                        $28,709  $21,428  $6,072  $578    $595
------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS ARE CALCULATED BASED ON THE NET
     ASSET VALUE ON THE LAST BUSINESS DAY. THE TOTAL RETURN OF THE CLASSES MAY
     NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT
     OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET
     VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN
     DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE
     CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE
     WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE
     BETWEEN ONE CLASS AND ANOTHER.

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room, Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549- 0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class          965                BTTNX           Tg2010
--------------------------------------------------------------------------------
  Advisor Class           765                ACTRX           Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class          966                BTFTX           Tg2015
--------------------------------------------------------------------------------
  Advisor Class           766                ACTTX           Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class          967                BTTTX           Tg2020
--------------------------------------------------------------------------------
  Advisor Class           767                ACTEX           Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class          968                BTTRX           Tg2025
--------------------------------------------------------------------------------
  Advisor Class           768                ACTVX           Tg2025
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0802
SH-PRS-57699

February 1, 2008

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Target Maturities Trust
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUS DATED FEBRUARY 1, 2008 BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

Table of

------
1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. Until January 1997, it was known as Benham Target Maturities Trust.
Throughout this statement of additional information we refer to American Century
Target Maturities Trust as the trust.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

FUND                              TICKER SYMBOL                  INCEPTION DATE
--------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class                    BTTNX                          03/25/1985
--------------------------------------------------------------------------------
  Advisor Class                     ACTRX                          10/20/1998
--------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class                    BTFTX                          09/01/1986
--------------------------------------------------------------------------------
  Advisor Class                     ACTTX                          07/23/1999
--------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class                    BTTTX                          12/29/1989
--------------------------------------------------------------------------------
  Advisor Class                     ACTEX                          10/19/1998
--------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class                    BTTRX                          02/15/1996
--------------------------------------------------------------------------------
  Advisor Class                     ACTVX                          06/01/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on the next page. In the case of the funds' principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

------
2

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Cash Management

Each fund may invest in U.S. government agency overnight discount notes or any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Managing to the Target Year

Anticipated Value at Maturity

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

------
3

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the portfolio managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the portfolio managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:

(1)  Maintaining a weighted average maturity within the fund's target maturity year;

(2)  Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3)  Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero and in their equivalents);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5)  Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6)  Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the portfolio managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

        AVM = NAV(1 + (AGR/2))^2T

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the portfolio managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

Anticipated Growth Rate

The portfolio managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, changes in portfolio composition and other factors that affect the value of the fund's investments.

------
4

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show the AGR and AVM for the Investor Class of each fund as of September 30 for each of the past five years.

The AVM for the Advisor Class of each fund will differ from that of the Investor
Class, depending on the expenses of that class.

The funds' share prices and growth rates are not guaranteed by the trust or any of its affiliates. There is no guarantee that the funds' AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

ANTICIPATED
GROWTH RATE      9/30/2003    9/30/2004    9/30/2005    9/30/2006    9/30/2007
--------------------------------------------------------------------------------
Target 2010      3.15%        3.30%        3.68%        4.01%        3.48%
--------------------------------------------------------------------------------
Target 2015      4.30%        4.13%        4.02%        4.21%        4.10%
--------------------------------------------------------------------------------
Target 2020      4.82%        4.62%        4.23%        4.41%        4.47%
--------------------------------------------------------------------------------
Target 2025      5.01%        4.79%        4.22%        4.37%        4.54%
--------------------------------------------------------------------------------
ANTICIPATED
VALUE AT
MATURITY         9/30/2003    9/30/2004    9/30/2005    9/30/2006    9/30/2007
--------------------------------------------------------------------------------
Target 2010      $105.22      $105.59      $105.62      $105.22      $105.39
--------------------------------------------------------------------------------
Target 2015      $112.88      $113.35      $113.00      $113.48      $113.32
--------------------------------------------------------------------------------
Target 2020      $107.48      $108.07      $108.21      $108.21      $107.97
--------------------------------------------------------------------------------
Target 2025      $117.43      $118.37      $116.83      $116.72      $117.85
--------------------------------------------------------------------------------

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a

------
5

portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the marketplace to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks and the Federal Farm Credit Banks.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

------
6

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in the prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT                      POLICY
--------------------------------------------------------------------------------
Senior Securities            A fund may not issue senior securities, except
                             as permitted under the Investment Company
                             Act.
--------------------------------------------------------------------------------
Borrowing                    A fund may not borrow money, except that a
                             fund may borrow for temporary or emergency
                             purposes (not for leveraging or investment) in an
                             amount not exceeding 33-1/3% of the fund's total
                             assets (including the amount borrowed) less
                             liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending                      A fund may not lend any security or make any
                             other loan if, as a result, more than 33-1/3% of
                             the fund's total assets would be lent to other
                             parties, except (i) through the purchase of debt
                             securities in accordance with its investment
                             objective, policies and limitations or (ii) by
                             engaging in repurchase agreements with
                             respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate                  A fund may not purchase or sell real estate
                             unless acquired as a result of ownership of
                             securities or other instruments. This policy shall
                             not prevent a fund from investing in securities
                             or other instruments backed by real estate or
                             securities of companies that deal in real estate
                             or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration                A fund may not concentrate its investments
                             in securities of issuers in a particular industry
                             (other than securities issued or guaranteed by
                             the U.S. government or any of its agencies or
                             instrumentalities).
--------------------------------------------------------------------------------
Underwriting                 A fund may not act as an underwriter of
                             securities issued by others, except to the extent
                             that the fund may be considered an underwriter
                             within the meaning of the Securities Act of 1933
                             in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                  A fund may not purchase or sell physical
                             commodities unless acquired as a result of
                             ownership of securities or other instruments,
                             provided that this limitation shall not prohibit
                             the fund from purchasing or selling options and
                             futures contracts or from investing in securities
                             or other instruments backed by physical
                             commodities.
--------------------------------------------------------------------------------
Control                      A fund may not invest for purposes of exercising
                             control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits on borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are

------
7

higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                    POLICY
--------------------------------------------------------------------------------
Leveraging                 A fund may not purchase additional investment
                           securities at any time during which outstanding
                           borrowings exceed 5% of the total assets of the
                           fund.
--------------------------------------------------------------------------------
Liquidity                  A fund may not purchase any security or enter
                           into a repurchase agreement if, as a result, more
                           than 15% of its net assets would be invested
                           in illiquid securities. Illiquid securities include
                           repurchase agreements not entitling the holder
                           to payment of principal and interest within seven
                           days, and securities that are illiquid by virtue of
                           legal or contractual restrictions on resale or the
                           absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                A fund may not sell securities short, unless it owns
                           or has the right to obtain securities equivalent in
                           kind and amount to the securities sold short, and
                           provided that transactions in futures contracts
                           and options are not deemed to constitute selling
                           securities short.
--------------------------------------------------------------------------------
Margin                     A fund may not purchase securities on margin,
                           except to obtain such short-term credits as are
                           necessary for the clearance of transactions, and
                           provided that margin payments in connection with
                           futures contracts and options on futures contracts
                           shall not constitute purchasing securities on
                           margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

------
8

*  interest-bearing bank accounts or certificates of deposit;

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities; and

*  money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the portfolio managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the prospectus.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM),
a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Trustee and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 105

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

------
9

Independent Trustees
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee (since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P. and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2002)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
BARRY FINK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, MORGAN STANLEY (2000 to 2007);
Global General Counsel, MORGAN STANLEY (2000 to 2006). Also serves as: Director,
ACC, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

------
10

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

------
11

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund trustees in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Trustees.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Jeanne D. Wohlers, Ronald J. Gilson

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1
--------------------------------------------------------------------------------
COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes, John Freidenrich

FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These

------
12

fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company
Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
                               TOTAL                        FROM THE AMERICAN
                               COMPENSATION                 CENTURY FAMILY
NAME OF TRUSTEE                FROM THE FUNDS(1)            OF FUNDS(2)
--------------------------------------------------------------------------------
John Freidenrich               $5,522                       $116,500
--------------------------------------------------------------------------------
Ronald J. Gilson               $8,768                       $189,500
--------------------------------------------------------------------------------
Kathryn A. Hall(3)             $5,156                       $105,000
--------------------------------------------------------------------------------
Peter F. Pervere(4)            $4,479                       $105,161
--------------------------------------------------------------------------------
Myron S. Scholes               $5,374                       $111,833
--------------------------------------------------------------------------------
John B. Shoven                 $5,552                       $117,333
--------------------------------------------------------------------------------
Jeanne D. Wohlers              $5,423                       $113,333
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES FOR THE FISCAL YEAR ENDED
     SEPTEMBER 30, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     FREIDENRICH, $116,500; MR. GILSON, $189,500; MS. HALL, $24,250; MR.
     PERVERE, $23,915; MR. SCHOLES, $111,833; MR. SHOVEN, $117,333; AND MS.
     WOHLERS, $79,333.

(3)  MS. HALL RETIRED FROM THE BOARD ON DECEMBER 6, 2007.

(4)  MR. PERVERE JOINED THE TRUST'S ADVISORY BOARD ON DECEMBER 8, 2006 AND
     WAS ELECTED TRUSTEE ON JULY 27, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------
13

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2007, as shown in the table below:

                                               NAME OF TRUSTEES
--------------------------------------------------------------------------------
                                 JONATHAN S.       JOHN             RONALD J.
                                 THOMAS            FREIDENRICH      GILSON
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Target 2010                   A                 A                A
--------------------------------------------------------------------------------
   Target 2015                   A                 A                A
--------------------------------------------------------------------------------
   Target 2020                   C                 A                A
--------------------------------------------------------------------------------
   Target 2025                   A                 A                A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies             E                 C                E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                             NAME OF TRUSTEES
--------------------------------------------------------------------------------
                               PETER F.     MYRON S.     JOHN B.     JEANNE D.
                               PERVERE      SCHOLES      SHOVEN      WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Target 2010                 A            A            A           A
--------------------------------------------------------------------------------
   Target 2015                 A            A            A           A
--------------------------------------------------------------------------------
   Target 2020                 A            A            A           A
--------------------------------------------------------------------------------
   Target 2025                 A            A            A           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies           A            E            E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

------
14

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent trustees of the voting fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

------
15

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

------
16

Those parties who have entered into non-disclosure agreements as of December 26,
2007 are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Capital Cities, LLC

*  Charles Schwab & Co., Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Consulting Services Group, LLC

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Life Insurance Company & Annuity Co.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

------
17

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Incorporated

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

------
18

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Trustees exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
19

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of January 2, 2008, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                            PERCENTAGE OF       PERCENTAGE OF
                                            OUTSTANDING         OUTSTANDING
FUND/                                       SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                     OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Target 2010
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.       15%                 0%
            San Francisco, CA

            National Financial              10%                 0%
            Services Corp.
            New York, NY
--------------------------------------------------------------------------------
  Advisor Class
            Charles Schwab & Co. Inc.       74%                 0%
            San Francisco, CA
--------------------------------------------------------------------------------
Target 2015
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.       28%                 0%
            San Francisco, CA

            National Financial              12%                 0%
            Services Corp.
            New York, NY
--------------------------------------------------------------------------------
  Advisor Class
            Charles Schwab & Co. Inc.       84%                 0%
            San Francisco, CA

            Counsel Trust Co.               6%                  0%
            FBO Brown & Dunn PC
            401K Plan
            Pittsburgh, PA

            National Financial              5%                  0%
            Services LLC
            New York, NY
--------------------------------------------------------------------------------
Target 2020
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co. Inc.       15%                 0%
            San Francisco, CA

            National Financial              14%                 0%
            Services Corp.
            New York, NY

            SEI Private Trust Company       8%                  0%
            c/o State Street Bank
            Oaks, PA
--------------------------------------------------------------------------------
  Advisor Class
            Charles Schwab & Co. Inc.       63%                 0%
            San Francisco, CA

            MLPF&S                          13%                 0%
            Jacksonville, FL
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
20

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Target 2025
--------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co. Inc.         20%                0%
           San Francisco, CA

           National Financial                16%                0%
           Services Corp.
           New York, NY

           First National Bank in Pratt      6%                 0%
           Pratt, KS
--------------------------------------------------------------------------------
  Advisor Class
           Charles Schwab & Co. Inc.         44%                0%
           San Francisco CA

           National Financial                34%                0%
           Services LLC
           New York, NY

           MG Trust Company                  7%                 0%
           Agent for Frontier Trust Co
           TR Pinehurst Surgical
           Clinic PA Reti
           Fargo, ND

           Wilmington Trust Comp TTEE        5%                 0%
           FBO Fairmount
           Minerals Ltd 401K Plan
           Wilmington, DE
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any shareholders, beneficial or of record, who own more than 25% of the voting securities of the trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of January 2, 2008, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading MANAGEMENT.

------
21

For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the net assets of a fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in the funds' prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category
Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of
Trustees as the trust. Together, the Fund Category Assets and the Other Account
Category Assets comprise the "Investment Category Assets." The Investment
Category Fee Rate is then calculated by applying a fund's Investment Category
Fee Schedule to the Investment Category Assets and dividing the result by the
Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the Complex Assets), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TARGET 2010, TARGET 2015,
TARGET 2020 AND TARGET 2025
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                                                                 FEE RATE
                                                                 INVESTOR AND
COMPLEX ASSETS                                                   ADVISOR CLASSES
--------------------------------------------------------------------------------
First $2.5 billion                                               0.3100%
--------------------------------------------------------------------------------
Next $7.5 billion                                                0.3000%
--------------------------------------------------------------------------------
Next $15 billion                                                 0.2985%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2970%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2870%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2800%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2700%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2650%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2600%
--------------------------------------------------------------------------------
Next $25 billion                                                 0.2550%
--------------------------------------------------------------------------------
Thereafter                                                       0.2500%
--------------------------------------------------------------------------------

------
22

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

*  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

*  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

------
23

Unified management fees incurred by each fund for the fiscal periods ended
September 30, 2007, 2006, and 2005, are indicated in the following table.

UNIFIED MANAGEMENT FEES
FUND                    2007                   2006                   2005
--------------------------------------------------------------------------------
Target 2010             $1,252,898             $1,224,150             $1,236,508
--------------------------------------------------------------------------------
Target 2015             $1,181,690             $1,115,157             $1,006,096
--------------------------------------------------------------------------------
Target 2020             $1,121,822             $1,013,162             $1,040,418
--------------------------------------------------------------------------------
Target 2025             $1,690,712             $1,505,374             $731,409
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2007)
                                  REGISTERED                           OTHER ACCOUNTS
                                  INVESTMENT                           (E.G., SEPARATE
                                  COMPANIES                            ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED       CORPORATE
                                  AMERICAN          INVESTMENT         ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN      COMMINGLED         INCUBATION
                                  CENTURY -         TRUSTS AND         STRATEGIES AND
                                  SUBADVISED        529 EDUCATION      CORPORATE
                                  FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
Target 2010 Fund
---------------------------------------------------------------------------------------
Robert V.    Number of Other      16                1                  0
Gahagan      Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $6,848,418,612    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Seth B.      Number of Other      15                1                  0
Plunkett     Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $5,591,249,200    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Target 2015 Fund
---------------------------------------------------------------------------------------
Robert V.    Number of Other      16                1                  0
Gahagan      Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $6,869,078,464    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Seth B.      Number of Other      15                1                  0
Plunkett     Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $5,611,909,052    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Target 2020 Fund
---------------------------------------------------------------------------------------
Robert V.    Number of Other      16                1                  0
Gahagan      Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $6,895,482,995    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Seth B.      Number of Other      15                1                  0
Plunkett     Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $5,638,313,584    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------

------
24

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2007)
                                  REGISTERED                           OTHER ACCOUNTS
                                  INVESTMENT                           (E.G., SEPARATE
                                  COMPANIES                            ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED       CORPORATE
                                  AMERICAN          INVESTMENT         ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN      COMMINGLED         INCUBATION
                                  CENTURY -         TRUSTS AND         STRATEGIES AND
                                  SUBADVISED        529 EDUCATION      CORPORATE
                                  FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
Target 2025 Fund
---------------------------------------------------------------------------------------
Robert V.    Number of Other      16                1                  0
Gahagan      Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $6,850,687,427    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------
Seth B.      Number of Other      15                1                  0
Plunkett     Accounts Managed
             --------------------------------------------------------------------------
             Assets in Other      $5,593,518,015    $51,911,186        N/A
             Accounts Managed
---------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote

------
25

a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of the fiscal year ended September 30, 2007, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments may take into account a number of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, international and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance

------
26

(equal or asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

As of September 30, 2007, the fund's most recent fiscal year end, the funds'
portfolio managers did not beneficially own shares of the funds. These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

------
27

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including:

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
September 30, 2007, 2006 and 2005, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of the most recently completed fiscal year, the funds owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

------
28

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

------
29

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another
American Century fund. The estimated expenses of terminating and liquidating a fund's portfolio securities will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the funds' prospectus. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and an Advisor Class.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectus. The Advisor Class is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the Advisor Class is the same as for the Investor Class, but the Advisor Class shares are subject to a Master Distribution and Individual
Shareholder Services Plan (the Advisor Class Plan) described below. The Advisor
Class Plan has been adopted by the funds' Board of Trustees in accordance with
Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees of the funds' Advisor Class have approved and entered into the Advisor
Class Plan. The plan is described below.

In adopting the plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plan would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plan is presented to the Board of Trustees quarterly for its consideration in continuing the plan. Continuance of the plan must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plan may be amended by a vote of the
Board of Trustees, including a majority of the independent trustees, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of outstanding shareholder votes of the affected class.

------
30

All fees paid under the plan will be made in accordance with Section 2830 of the
Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Trustees has adopted the Advisor Class Plan. Prior to December 3, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at shareholder meetings on July 27, 2007 and August
24, 2007, the Advisor Class shareholders approved a decrease in the fee required by the Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor
Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after December 3, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25%, and is not based on expenses incurred by the distributor. During the fiscal year ended September 30, 2007, the aggregate amount of fees paid under the Advisor Class Plan was:

    Target 2010                $35,522
    Target 2015                $28,982
    Target 2020                $55,280
    Target 2025               $128,840

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

------
31

Prior to December 3, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended September 30, 2007, the amount of fees paid under the Advisor Class Plan for shareholder services was:

    Target 2010                 $17,761
    Target 2015                 $14,491
    Target 2020                 $27,640
    Target 2025                 $64,420

Although these services are still being provided by the financial intermediaries, after December 3, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor
     Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

------
32

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended September 30, 2007, the amount of fees paid under the Advisor Class Plan for distribution services was:

    Target 2010                $17,761
    Target 2015                $14,491
    Target 2020                $27,640
    Target 2025                $64,420

Beginning on December 3, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Payments to Dealers

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

------
33

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectus. The prospectus is available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                  TRADITIONAL
                                          EMPLOYER-SPONSORED      AND
                                          RETIREMENT PLANS        ROTH IRAS
--------------------------------------------------------------------------------
Investor Class shares may be purchased    Yes                     Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased     Yes                     Yes
--------------------------------------------------------------------------------

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated as of the close of business of the New York Stock Exchange
(NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

A fund's NAV is the current value of a fund's assets, minus any liabilities, divided by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

------
34

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Trustees for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the
Board of Trustees.

TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

------
35

As of September 30, 2007, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
FUND       2008   2009   2010   2011   2012   2013   2014         2015
--------------------------------------------------------------------------------
Target     -      -      -      -      -      -      -            -
2010
--------------------------------------------------------------------------------
Target     -      -      -      -      -      -      -            $(706,117)
2015
--------------------------------------------------------------------------------
Target     -      -      -      -      -      -      -            -
2020
--------------------------------------------------------------------------------
Target     -      -      -      -      -      -      $(103,458)   $(1,842,034)
2025
--------------------------------------------------------------------------------

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended September 30, 2007 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the
financial statements included in the funds' Annual Report for the fiscal year ended September 30, 2007 are incorporated herein by reference.

------
36

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA                    This is the highest rating assigned by S&P to a debt
                       obligation. It indicates an extremely strong capacity
                       to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                     Debt rated in this category is considered to have
                       a very strong capacity to pay interest and repay
                       principal. It differs from the highest-rated obligations
                       only in small degree.
--------------------------------------------------------------------------------
A                      Debt rated A has a strong capacity to pay interest
                       and repay principal, although it is somewhat more
                       susceptible to the adverse effects of changes in
                       circumstances and economic conditions than debt in
                       higher-rated categories.
--------------------------------------------------------------------------------
BBB                    Debt rated in this category is regarded as having
                       an adequate capacity to pay interest and repay
                       principal. While it normally exhibits adequate
                       protection parameters, adverse economic conditions
                       or changing circumstances are more likely to lead
                       to a weakened capacity to pay interest and repay
                       principal for debt in this category than in higher-
                       rated categories. Debt rated below BBB is regarded
                       as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                     Debt rated in this category has less near-term
                       vulnerability to default than other speculative issues.
                       However, it faces major ongoing uncertainties or
                       exposure to adverse business, financial, or economic
                       conditions that could lead to inadequate capacity to
                       meet timely interest and principal payments. The BB
                       rating also is used for debt subordinated to senior
                       debt that is assigned an actual or implied BBB
                       rating.
--------------------------------------------------------------------------------
B                      Debt rated in this category is more vulnerable to
                       nonpayment than obligations rated 'BB', but currently
                       has the capacity to pay interest and repay principal.
                       Adverse business, financial, or economic conditions
                       will likely impair the obligor's capacity or willingness
                       to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                    Debt rated in this category is currently vulnerable
                       to nonpayment and is dependent upon favorable
                       business, financial, and economic conditions to
                       meet timely payment of interest and repayment of
                       principal. In the event of adverse business, financial,
                       or economic conditions, it is not likely to have
                       the capacity to pay interest and repay principal.
                       The CCC rating category is also used for debt
                       subordinated to senior debt that is assigned an
                       actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                     Debt rated in this category is currently highly
                       vulnerable to nonpayment. This rating category is
                       also applied to debt subordinated to senior debt that
                       is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                      The rating C typically is applied to debt subordinated
                       to senior debt, and is currently highly vulnerable
                       to nonpayment of interest and principal. This
                       rating may be used to cover a situation where
                       a bankruptcy petition has been filed or similar
                       action taken, but debt service payments are being
                       continued.
--------------------------------------------------------------------------------
D                      Debt rated in this category is in default. This
                       rating is used when interest payments or principal
                       repayments are not made on the date due even if
                       the applicable grace period has not expired, unless
                       S&P believes that such payments will be made
                       during such grace period. It also will be used upon
                       the filing of a bankruptcy petition or the taking
                       of a similar action if debt service payments are
                       jeopardized.
--------------------------------------------------------------------------------

------
37

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa                     This is the highest rating assigned by Moody's to
                        a debt obligation. It indicates an extremely strong
                        capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                      Debt rated in this category is considered to have
                        a very strong capacity to pay interest and repay
                        principal and differs from Aaa issues only in a small
                        degree. Together with Aaa debt, it comprises what
                        are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A                       Debt rated in this category possesses many
                        favorable investment attributes and is to be
                        considered as upper-medium-grade debt. Although
                        capacity to pay interest and repay principal
                        are considered adequate, it is somewhat more
                        susceptible to the adverse effects of changes in
                        circumstances and economic conditions than debt in
                        higher-rated categories.
--------------------------------------------------------------------------------
Baa                     Debt rated in this category is considered as
                        medium-grade debt having an adequate capacity
                        to pay interest and repay principal. While it normally
                        exhibits adequate protection parameters, adverse
                        economic conditions or changing circumstances are
                        more likely to lead to a weakened capacity to pay
                        interest and repay principal for debt in this category
                        than in higher-rated categories. Debt rated below
                        Baa is regarded as having significant speculative
                        characteristics.
--------------------------------------------------------------------------------
Ba                      Debt rated Ba has less near-term vulnerability to
                        default than other speculative issues. However, it
                        faces major ongoing uncertainties or exposure to
                        adverse business, financial or economic conditions
                        that could lead to inadequate capacity to meet
                        timely interest and principal payments. Often the
                        protection of interest and principal payments may be
                        very moderate.
--------------------------------------------------------------------------------
B                       Debt rated B has a greater vulnerability to default,
                        but currently has the capacity to meet financial
                        commitments. Assurance of interest and principal
                        payments or of maintenance of other terms of
                        the contract over any long period of time may be
                        small. The B rating category is also used for debt
                        subordinated to senior debt that is assigned an
                        actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                     Debt rated Caa is of poor standing, has a currently
                        identifiable vulnerability to default, and is dependent
                        upon favorable business, financial and economic
                        conditions to meet timely payment of interest and
                        repayment of principal. In the event of adverse
                        business, financial or economic conditions, it is not
                        likely to have the capacity to pay interest and repay
                        principal. Such issues may be in default or there
                        may be present elements of danger with respect to
                        principal or interest. The Caa rating is also used for
                        debt subordinated to senior debt that is assigned an
                        actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                      Debt rated in this category represent obligations
                        that are speculative in a high degree. Such debt is
                        often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                       This is the lowest rating assigned by Moody's, and
                        debt rated C can be regarded as having extremely
                        poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
AAA                       Debt rated in this category has the lowest
                          expectation of credit risk. Capacity for timely
                          payment of financial commitments is exceptionally
                          strong and highly unlikely to be adversely affected
                          by foreseeable events.
--------------------------------------------------------------------------------
AA                        Debt rated in this category has a very low
                          expectation of credit risk. Capacity for timely
                          payment of financial commitments is very strong
                          and not significantly vulnerable to foreseeable
                          events.
--------------------------------------------------------------------------------
A                         Debt rated in this category has a low expectation of
                          credit risk. Capacity for timely payment of financial
                          commitments is strong, but may be more vulnerable
                          to changes in circumstances or in economic
                          conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                       Debt rated in this category currently has a low
                          expectation of credit risk and an adequate capacity
                          for timely payment of financial commitments.
                          However, adverse changes in circumstances and
                          in economic conditions are more likely to impair
                          this capacity. This is the lowest investment grade
                          category.
--------------------------------------------------------------------------------

------
38

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
BB                            Debt rated in this category has a possibility
                              of developing credit risk, particularly as the
                              result of adverse economic change over time.
                              However, business or financial alternatives may
                              be available to allow financial commitments to
                              be met. Securities rated in this category are not
                              investment grade.
--------------------------------------------------------------------------------
B                             Debt rated in this category has significant
                              credit risk, but a limited margin of safety
                              remains. Financial commitments currently
                              are being met, but capacity for continued
                              debt service payments is contingent upon a
                              sustained, favorable business and economic
                              environment.
--------------------------------------------------------------------------------
CCC, CC, C                    Debt rated in these categories has a real
                              possibility for default. Capacity for meeting
                              financial commitments depends solely upon
                              sustained, favorable business or economic
                              developments. A CC rating indicates that
                              default of some kind appears probable; a C
                              rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D                    The ratings of obligations in these categories
                              are based on their prospects for achieving
                              partial or full recovery in a reorganization
                              or liquidation of the obligor. While expected
                              recovery values are highly speculative and
                              cannot be estimated with any precision, the
                              following serve as general guidelines. DDD
                              obligations have the highest potential for
                              recovery, around 90%-100% of outstanding
                              amounts and accrued interest. DD indicates
                              potential recoveries in the range of 50%-90%
                              and D the lowest recovery potential, i.e., below
                              50%.

                              Entities rated in these categories have
                              defaulted on some or all of their obligations.
                              Entities rated DDD have the highest
                              prospect for resumption of performance or
                              continued operation with or without a formal
                              reorganization process. Entities rated DD
                              and D are generally undergoing a formal
                              reorganization or liquidation process; those
                              rated DD are likely to satisfy a higher portion
                              of their outstanding obligations, while entities
                              rated D have a poor prospect of repaying all
                              obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P             MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
A-1             Prime-1              This indicates that the degree of safety
                (P-1)                regarding timely payment is strong.
                                     Standard & Poor's rates those issues
                                     determined to possess extremely
                                     strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2             Prime-2              Capacity for timely payment on
                (P-2)                commercial paper is satisfactory, but
                                     the relative degree of safety is not
                                     as high as for issues designated A-1.
                                     Earnings trends and coverage ratios,
                                     while sound, will be more subject to
                                     variation. Capitalization characteristics,
                                     while still appropriated, may be more
                                     affected by external conditions. Ample
                                     alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3             Prime-3              Satisfactory capacity for timely
                (P-3)                repayment. Issues that carry this rating
                                     are somewhat more vulnerable to the
                                     adverse changes in circumstances
                                     than obligations carrying the higher
                                     designations.
--------------------------------------------------------------------------------

------
39

NOTE RATINGS
--------------------------------------------------------------------------------
S&P             MOODY'S             DESCRIPTION
--------------------------------------------------------------------------------
SP-1            MIG-1;              Notes are of the highest quality enjoying
                VMIG-1              strong protection from established cash
                                    flows of funds for their servicing or from
                                    established and broad-based access to
                                    the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2            MIG-2;              Notes are of high quality with margins of
                VMIG-2              protection ample, although not so large
                                    as in the preceding group.
--------------------------------------------------------------------------------
SP-3            MIG-3;              Notes are of favorable quality with all
                VMIG-3              security elements accounted for, but
                                    lacking the undeniable strength of the
                                    preceding grades. Market access for
                                    refinancing, in particular, is likely to be
                                    less well established.
--------------------------------------------------------------------------------
SP-4            MIG-4;              Notes are of adequate quality, carrying
                VMIG-4              specific risk but having protection
                                    and not distinctly or predominantly
                                    speculative.
--------------------------------------------------------------------------------

------
40

NOTES

------
41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 1-202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-57700 0802

AMERICAN CENTURY TARGET MATURITIES TRUST

PART C    OTHER INFORMATION

ITEM 23.   Exhibits

     (a)  (1) Amended and Restated  Agreement and  Declaration  of Trust,  dated
March 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment
No. 40 to the  Registration  Statement of the  Registrant  on November 30, 2004,
File No. 2-94608, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated March 8, 2007, is included herein.

          (3)  Amendment  No.  2 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated August 31, 2007, is included herein.

     (b) Amended and  Restated  Bylaws,  dated  December 7, 2007,  are  included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit (a) herein,  and Article II, Article VII, Article VIII and Article IX
of  Registrant's  Amended and  Restated  Bylaws,  incorporated  by  reference as
Exhibit (b) herein.

     (d) Management Agreement with American Century Investment Management, Inc., dated August 1, 2007, is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated August 1, 2007, is included herein.

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Pre-Effective  Amendment No. 25 to the Registration  Statement of American
Century  International  Bond Funds, on April 30, 2007, File No.  333-43321,  and
incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank,  N.A. dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (h)  (1) Amended and  Restated  Transfer  Agency  Agreement  with  American
Century Services, LLC, dated August 1, 2007, is included herein.

          (2) American  Century Funds Credit  Agreement  dated December 12, 2007 with Bank of America,  N.A., as  Administrative  Agent (filed  electronically as
Exhibit h2 to Post-Effective  Amendment No. 43 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 28, 2007,
File No. 2-82734, and incorporated herein by reference).

          (3)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i)  Opinion  and  Consent  of  Counsel,  dated  January  28,  2005  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  41  to  the
Registration  Statement of the Registrant on January 28, 2005, File No. 2-94608,
and incorporated herein by reference).

     (j) Consent of  PricewaterhouseCoopers  LLP, independent  registered public accounting firm, dated January 22, 2008, is included herein.

     (k) Not applicable.

     (l) Not applicable.

     (m) Amended and Restated  Master  Distribution  and Individual  Shareholder
Services Plan (Advisor Class), dated January 1, 2008, is included herein.

     (n) Amended and Restated  Multiple  Class Plan,  dated  January 1, 2008, is included herein.

      (o)  Reserved.

      (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration Statement of the Registrant on November 30, 2004, File No. 2-94608,
and incorporated herein by reference).

     (q)  (1) Power of Attorney,  dated September 7, 2007 (filed  electronically as Exhibit q1 to Post-Effective  Amendment No. 55 to the Registration  Statement
of American  Century  Government  Income Trust on September  26, 2007,  File No.
2-99222, and incorporated herein by reference).

          (2)   Secretary's   Certificate,   dated   September  7,  2007  (filed
electronically  as  Exhibit  q2  to  Post-Effective  Amendment  No.  55  to  the
Registration  Statement of American Century Government Income Trust on September
26, 2007, File No. 2-99222, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

     (a) The persons who serve as the trustees or  directors  of the  Registrant also serve, in substantially  identical capacities,  of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust,  incorporated  herein by reference to Exhibit (a) to the  Registration
Statement,  "The Trustees  shall be entitled and empowered to the fullest extent permitted by law to purchase  insurance  for and to provide by  resolution or in the Bylaws for  indemnification  out of Trust assets for  liability  and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the Trust. The provisions,  including any exceptions and limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as
Exhibit (b) herein.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of the Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officers and directors of the advisor and their principal occupations during at least the past 2 fiscal years are as follows:

          James E. Stowers, Jr. (Director).  Founder, Co-Chairman,  Director and
          Controlling  Shareholder,  American  Century  Companies,  Inc.  (ACC);
          Co-Vice Chairman,  ACC (January 2005 to February 2007);  Chairman, ACC
          (January 1995 to December  2004);  Director,  American  Century Global
          Investment  Management,  Inc. (ACGIM),  American Century Services, LLC
          (ACS), American Century Investment Services, Inc. (ACIS) and other ACC
          subsidiaries,   as  well  as  a  number  of  American  Century-advised
          investment companies.

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer of ACIM and ACGIM).  Served as President  and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the Financial  Industry  Regulatory  Authority.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal       Positions and Offices            Positions and Offices
Business Address*        with Underwriter                    with Registrant
--------------------------------------------------------------------------

James E. Stowers, Jr.    Director                          none

Jonathan S. Thomas       Director                          President
                                                           and Trustee

Brian Jeter              President and Chief               none
                         Executive Officer

Jon W. Zindel            Senior Vice President             Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer           none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             none

Joseph S. Reece          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665  Charleston  Road,  Mountain View,  CA;  American
Century Services,  LLC, 4500 Main Street,  Kansas City, MO 64111; JPMorgan Chase
Bank, 4 Metro Tech Center,  Brooklyn,  NY 11245;  and Commerce Bank,  N.A., 1000
Walnut, Kansas City, MO 64105.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas City,  State of Missouri,  on the 28th day of
January, 2008.

                           AMERICAN CENTURY TARGET MATURITIES TRUST
                           (Registrant)

                           By:  *
                                -------------------------------------
                                Jonathan S. Thomas
                                President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                              DATE
---------                         -----                              ----

*                           President and Trustee            January 28, 2008
--------------------------
Jonathan S. Thomas

*                           Vice President,                  January 28, 2008
--------------------------  Treasurer and Chief
Robert J. Leach             Financial Officer

*                           Trustee                          January 28, 2008
--------------------------
John Freidenrich

                            Chairman of the                  January 28, 2008
*                           Board and Trustee
--------------------------
Ronald J. Gilson

*                           Trustee                          January 28, 2008
------------------------
Peter F. Pervere

*                           Trustee                          January 28, 2008
--------------------------
Myron S. Scholes

*                           Trustee                          January 28, 2008
--------------------------
John B. Shoven

*                           Trustee                          January 28, 2008
--------------------------
Jeanne D. Wohlers

*By:   /s/ Kathleen Gunja Nelson
       ---------------------------------------
       Kathleen Gunja Nelson
       Attorney in Fact
       (pursuant to a Power of Attorney
       dated September 7, 2007)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(2)      Amendment  No. 1 to the Amended and Restated  Agreement  and
                    Declaration of Trust, dated March 8, 2007.

EXHIBIT (a)(3)      Amendment  No. 2 to the Amended and Restated  Agreement  and
                    Declaration of Trust, dated August 31, 2007.

EXHIBIT (b)         Amended and Restated Bylaws, dated December 7, 2007.

EXHIBIT (d)         Management   Agreement  with  American  Century   Investment
                    Management, Inc., dated August 1, 2007.

EXHIBIT (e)(1)      Amended and Restated  Distribution  Agreement  with American
                    Century Investment Services, Inc., dated August 1, 2007.

EXHIBIT (h)(1)      Amended and Restated Transfer Agency Agreement with American
                    Century Services, LLC, dated August 1, 2007.

EXHIBIT (j)         Consent of PricewaterhouseCoopers LLP, independent
                    registered public accounting firm, dated January 22, 2008.

EXHIBIT (m)         Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services Plan (Advisor Class), dated January 1,
                    2008.

EXHIBIT (n)         Amended and Restated  Multiple Class Plan,  dated January 1,
                    2008.